Digital Assets (Details) - Schedule of additional information about BTC - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Additional Information About Btc Abstract
Opening balance		$ 28,846,587	$ 5,868,950
Ending balance		15,796,147	28,846,587	5,868,950
Opening balance		193,174
Ending balance		11,791,181	193,174
Receipt of BTC from mining services		31,414,102	96,078,586	21,065,113
Sales of BTC in exchange of cash		(9,837,211)	(16,973,380)	(2,138,159)
Sales of BTC in exchange of ETH		(12,160,450)
Payment of BTC for service charges from mining facilities		(1,199,380)	(14,443,484)	(11,049,584)
Payment of BTC as deposits for miners			(3,527,671)
Payment of BTC as deposits in hosting facilities			(9,292,646)	(900,563)
Payment of BTC for other expenses		(124,405)	(1,053,221)	(18,380)
Collection of BTC from a third party			59,300	(91,523)
Impairment of BTC		(21,143,096)	(27,869,847)	(997,954)
Receipt of ETH from exchange of BTC		14,368,964
Receipt of ETH from mining services		856,604
Receipt of ETH from native staking business		5,722
Receipt of ETH from liquid staking business	[1]	20,182
Other income in the form of ETH		23,834	27,326
Purchases of ETH			289,668
Payment of ETH for service charges from mining facilities		(173,473)
Collection (payment) of ETH for other income (expenses)		7,345	(96)
Impairment of ETH		$ (3,511,171)	$ (123,724)

[1]	It represents 16.3 rETH-H earned from the liquid staking activity in 2022.